Results of operation (Tables)	6 Months Ended
Jun. 30, 2024
Results of operation
Schedule of information about cost of goods sold

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Purchases of goods and services	1,961	316	2,518	858
Inventory movement	(1,680)	103	(1,783)	(264)
Total cost of goods sold	281	419	735	594

Schedule of information about operating expenses

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	17,965	(3,294)	14,671
Selling, general and administrative expenses	12,355	—	12,355
Other income/(expense)	(247)	(2)	(249)
For the six months ended June 30, 2024	30,073	(3,296)	26,777

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	17,763	(5,001)	12,762
Selling, general and administrative expenses	11,736	—	11,736
Other income/(expense)	(273)	8	(265)
For the six months ended June 30, 2023	29,226	(4,993)	24,233

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,604	(1,132)	7,472
Selling, general and administrative expenses	6,383	—	6,383
Other income/(expense)	(53)	(5)	(58)
For the three months ended June 30, 2024	14,934	(1,137)	13,797

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,892	(2,287)	6,605
Selling, general and administrative expenses	6,185	—	6,185
Other income/(expense)	(227)	8	(219)
For the three months ended June 30, 2023	14,850	(2,279)	12,571

Schedule of information about research and development expenses

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Staff costs	3,243	3,386	7,213	7,381
Consulting and contractors' fees	1,077	890	2,036	1,694
Q&A regulatory	140	109	243	145
IP costs	32	112	32	241
Depreciation and amortization expense	348	318	679	631
Travel	285	292	530	572
Manufacturing and outsourced development	750	1,942	2,513	3,127
Clinical studies	2,200	1,190	3,705	2,567
Other expenses	425	292	588	723
IT	104	361	426	682
Capitalized costs	(1,132)	(2,287)	(3,294)	(5,001)
Total research and development expenses	7,472	6,605	14,671	12,762

Schedule of detailed information about selling, general and administrative expenses

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Staff costs	2,293	2,390	4,876	4,802
Consulting and contractors' fees	2,659	2,279	4,223	3,857
Legal fees	105	257	582	485
Rent	179	107	344	195
Depreciation and amortization expense	311	242	589	484
IT	213	240	586	488
Travel	414	187	598	430
Insurance fees	139	289	261	576
Other	70	194	296	419
Total selling, general and administrative expenses	6,383	6,185	12,355	11,736

Schedule of detailed information about other operating income

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Recoverable cash advances
Initial measurement and re-measurement	5	6	18	39
R&D incentives	137	268	251	289
Capitalization of R&D incentive	(84)	(8)	(20)	(8)
Other income/(expenses)	—	(47)	—	(55)
Total Other Operating Income/(Expenses)	58	219	249	265